ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 30, 2019	Dec. 29, 2018	Dec. 30, 2017
Goodwill and Intangible Assets
Intangible assets, net	$ 90,036	$ 80,019	$ 74,302
Rambler On
Goodwill and Intangible Assets
Intangible assets, net		$ 3,700